Fair Value Measurement and Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Apr. 03, 2022	Jan. 02, 2022
Fair Value Disclosures [Abstract]
Schedule of Assets Measured at Fair Value on Recurring Basis	The following table details the fair value measurements of assets and liabilities that were measured at fair value on a recurring basis based on the following three-tiered fair value hierarchy per ASC 820,
Fair Value Measurement
, as of April 3, 2022 and January 2, 2022 (in thousands).

	Fair Value Measurement using
	Level 1	Level 2	Level 3	Total Fair Value
As of April 3, 2022
Liabilities:
Private Placement Warrants	$—	$—	$56,460	$56,460
As of January 2, 2022
Liabilities:
Private Placement Warrants	$—	$—	$124,260	$124,260

	Fair Value Measurement using
	Level 1	Level 2	Level 3	Total Fair Value
As of January 2, 2022
Liabilities:
Private Placement Warrants	$—	$—	$124,260	$124,260

As of December 31, 2020
Liabilities:
Convertible preferred stock warrants	$—	$—	$15,995	$15,995

Schedule of Changes in Fair Value for Level 3	The changes for Level 3 items measured at fair value on a recurring basis using significant unobservable inputs are as follows (in thousands):

	Private Placement Warrants	Convertible Preferred Stock Warrants
Fair value as of December 31, 2020	$—	$15,995
Acquired from the Business Combination	72,900	—
Settlements	—	(20,776)
Change in fair value	51,360	4,781

Fair value as of January 2, 2022	$124,260	$—

	Convertible Promissory Notes	Convertible Preferred Stock Warrants
Fair value as of December 31, 2019	$5,651	$730
Additions	—	1,476
Settlements	(8,073)	—
Change in fair value	2,422	13,789

Fair value as of December 31, 2020	$—	$15,995

Schedule of Key Assumptions for Determining Fair Value of Convertible Preferred Stock Warrants and Common Stock Warrants
The following table summarizes the key assumptions used for determining the fair value of convertible preferred stock warrants and common stock warrants.

	Private Placement Warrants outstanding as of April 3, 2022	Private Placement Warrants outstanding as of January 2, 2022	Convertible preferred stock warrants exercised on February 22, 2021
Expected term (in years)	4.3	4.5	2.5 - 4.1
Expected volatility	75.0%	77.5%	75.0%
Risk-free interest rate	2.8%	1.2%	0.2% - 0.4%
Expected dividend rate	0.0%	0.0%	0.0%

The following table summarizes the key assumptions used for determining the fair value of convertible preferred stock warrants and common stock warrants.

	Private Placement Warrants outstanding as of January 2, 2022	Private Placement Warrants acquired on July 14, 2021	Convertible preferred stock warrants exercised on February 22, 2021	Convertible preferred stock warrants outstanding as of December 31, 2020
Expected term (in years)	4.5	5.0	2.5 - 4.1	2.6 - 4.2
Expected volatility	77.5%	50.0%	75.0%	63.6%
Risk-free interest rate	1.2%	0.8%	0.2% - 0.4%	0.2% - 0.3%
Expected dividend rate	0.0%	0.0%	0.0%	0.0%